Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31, 2020	December 31, 2019
Customer security deposits (a)	$1,189,095	$1,677,802
Other payables	20,010	118,871
Total	$1,209,105	$1,796,673
a.	A majority of customer security deposits are from distributors who make bulk purchases from the Company. The Company offers these customers favorable pricing, but requires each of these customers to maintain a certain amount of security deposit to be a sales distributor. The deposits are interest-free and shall be returned to those customers when customers terminate their distribution relationship with the Company.